Provisions	12 Months Ended
Dec. 31, 2023
Disclosure of other provisions [abstract]
Provisions
26.	Provisions

(1)	Provisions as of December 31, 2022 and 2023 are as follows:

		2022		2023
		Current	Non-current	Current	Non-current

		In millions of won
Employment benefits
Provisions for employment benefits	￦	1,045,058	—	999,691	—
Litigation
Litigation provisions		26,974	154,205	5,299	171,719
Decommissioning cost
Nuclear plants		—	23,035,427	81,684	21,565,203
Spent fuel		415,890	1,011,028	940,585	1,985,149
Radioactive waste		94,158	1,895,849	67,572	1,840,513
PCBs		—	88,359	—	57,944
Other recovery provisions		—	32,770	—	36,082
Others
Power plant regional support program		144,504	—	130,034	—
Transmission regional support program		239,235	—	256,006	—
Provisions for financial guarantee		22,895	44,345	25,534	24,458
Provisions for RPS		24,339	—	36,074	—
Provisions for greenhouse gas emissions obligations		298,876	—	18,672	—
Others		115,122	102,659	92,974	199,976

	￦	2,427,051	26,364,642	2,654,125	25,881,044

(2)	Changes in provisions for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance

		In millions of won
Employment benefits
Provisions for employment benefits	￦	1,048,939	997,281	(1,001,283)	—	121	1,045,058
Litigation
Litigation provisions		114,718	112,797	(39,633)	(6,360)	(343)	181,179
Decommissioning cost
Nuclear plants		19,461,461	3,630,830	(56,813)	—	(51)	23,035,427
Spent fuel		1,350,662	493,943	(417,687)	—	—	1,426,918
Radioactive waste		1,832,535	221,629	(64,157)	—	—	1,990,007
PCBs		103,665	1,949	(17,156)	(99)	—	88,359
Other recovery provisions		30,231	2,093	(165)	(751)	1,362	32,770
Others
Power plant regional support program		146,588	52,470	(54,554)	—	—	144,504
Transmission regional support program		250,288	176,424	(187,477)	—	—	239,235
Provisions for financial guarantee		80,841	4,738	(17,789)	—	(550)	67,240
Provisions for RPS		—	587,586	(556,993)	(6,254)	—	24,339
Provisions for greenhouse gas emissions obligations		655,544	387,299	(590,172)	(33,596)	(120,199)	298,876
Others		271,828	4,447	(39,566)	(19,853)	925	217,781

	￦	25,347,300	6,673,486	(3,043,445)	(66,913)	(118,735)	28,791,693

		2023
		Beginning balance	Increase in provision	Payment	Reversal	Others	Ending balance

		In millions of won
Employment benefits
Provisions for employment benefits	￦	1,045,058	834,102	(877,933)	(1,536)	—	999,691
Litigation
Litigation provisions		181,179	151,189	(67,478)	(87,872)	—	177,018
Decommissioning cost
Nuclear plants		23,035,427	572,379	(62,035)	(1,898,935)	51	21,646,887
Spent fuel		1,426,918	1,877,827	(379,011)	—	—	2,925,734
Radioactive waste		1,990,007	89,054	(86,823)	(84,153)	—	1,908,085
PCBs		88,359	1,699	(17,100)	(15,014)	—	57,944
Other recovery provisions		32,770	1,319	(432)	—	2,425	36,082
Others
Power plant regional support program		144,504	51,814	(66,284)	—	—	130,034
Transmission regional support program		239,235	177,520	(160,749)	—	—	256,006
Provisions for financial guarantee		67,240	10,215	(25,174)	(2,251)	(38)	49,992
Provisions for RPS		24,339	620,855	(609,120)	—	—	36,074
Provisions for greenhouse gas emissions obligations		298,876	77,207	(298,859)	(58,552)	—	18,672
Others		217,781	181,756	(101,601)	(3,816)	(1,170)	292,950

	￦	28,791,693	4,646,936	(2,752,599)	(2,152,129)	1,268	28,535,169

(3)	Greenhouse gas emissions rights and obligations:

(i)	Allowances received free of charge from the government for each planned period as of December 31, 2023 are as follows:

	3rd planned period
	2021	2022	2023	2024	2025	Total

	In ten thousands of tons(tCO2-eq)
Allowances received free of charge from the government	—	14,696	14,776	10,603	10,603	50,678

(ii)	Changes in greenhouse gas emissions rights for the years ended December 31, 2022 and 2023 are as follows:

	2022
	3rd planned period
	2021		2022		2023		2024		2025		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount

	In ten thousands tons(tCO2-eq), millions of Won
Beginning (*)	16,433	524,658	14,942	62,735	11,166	8,529	3,671	—	3,696	6,873	49,908	602,795
Purchase (Sell)	1,191	267,433	1,343	272,824	32	6,315	35	7,185	—	—	2,601	553,757
Government submission	(17,602)	(580,807)	(838)	(173,145)	—	245	—	—	—	—	(18,440)	(753,707)
Borrowing (carryforward)	(22)	(3,298)	286	45,847	48	12,225	22	5,699	—	—	334	60,473
Others	—	(207,986)	—	(16,256)	—	(8,529)	—	—	—	5,419	—	(227,352)

Ending	—	—	15,733	192,005	11,246	18,785	3,728	12,884	3,696	12,292	34,403	235,966

(*)	Changes such as additional allowances or cancellation of allowances are reflected.

	2023
	3rd planned period
	2022		2023		2024		2025		Total
	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount	Quantity	Amount
	In ten thousands tons(tCO2-eq), millions of Won
Beginning (*)	14,704	192,005	14,204	18,785	8,088	12,884	8,065	12,292	45,061	235,966
Purchase (Sell)	1,315	135,040	707	67,506	73	14,839	—	—	2,095	217,385
Government Submission	(15,972)	(302,918)	(484)	(39,837)	—	—	—	—	(16,456)	(342,755)
Carry Forward (Borrowing)	(45)	(24,127)	(231)	(28,266)	568	79,430	—	—	292	27,037
Reclassification	(2)	—	—	6,940	—	(7, 185)	—	(5,419)	(2)	(5,664)

Ending	—	—	14,196	25,128	8,729	99,968	8,065	6,873	30,990	131,969

(*)	Changes such as additional allowances or cancellation of allowances are reflected.

(iii)	The Company does not have greenhouse gas emissions rights pledged as collateral as of December 31, 2023.

(iv)	The Company does not hold any greenhouse gas emissions rights prepared for generating a profit from short-term fluctuations in price as of December 31, 2023.

(v)	Estimated greenhouse gas emission of the Company for the year ended December 31, 2023 is 14,941 ten thousand tons.